Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2011	2012	2013

Maersk Lines	15.73%	11.75%	5.89%
Klaveness	13.59%	10.71%	8.54%
Morgan Stanley	-	9.45%	10.50%
MSC	4.04%	4.42%	10.16%